Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income.
Other income	$ 2,981,959	$ 174,713	$ 68,929
Waiver of creditor balances (Note 17)		86,911	18,765,248
Total other income	$ 2,981,959	$ 261,624	$ 18,834,177